Document and Entity Information	Nov. 04, 2026
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Nov. 04, 2026
Entity File Number	1-4224
Entity Registrant Name	AVNET, INC.
Entity Incorporation, State or Country Code	NY
Entity Tax Identification Number	11-1890605
Entity Address, Address Line One	2150 East Warner Road
Entity Address, State or Province	AZ
Entity Address, City or Town	Tempe
Entity Address, Postal Zip Code	85284
City Area Code	480
Local Phone Number	643-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $1.00 per share
Trading Symbol	AVT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0000008858
Amendment Flag	false